UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2007

[USAA
EAGLE
LOGO (R)]


                            USAA GROWTH & INCOME FUND

                      3RD QUARTER PORTFOLIO OF INVESTMENTS


                                 APRIL 30, 2007

                                                                      (FORM N-Q)

48489-0607                                   (C)2007, USAA. All rights reserved.

                                                                               1
P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS


USAA GROWTH & INCOME FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------

                 EQUITY SECURITIES (98.3%)

                 COMMON STOCKS (98.0%)

                 CONSUMER DISCRETIONARY (13.6%)
                 ------------------------------
                 ADVERTISING (0.1%)
       30,100    Focus Media Holdings Ltd.*(a)                   $         1,114
                                                                 ---------------
                 APPAREL & ACCESSORIES & LUXURY GOODS (1.4%)
       77,600    Carter's, Inc.*                                           2,033
      106,621    Coach, Inc.*                                              5,206
      178,800    Hanesbrands, Inc.*                                        4,754
      102,740    Polo Ralph Lauren Corp.                                   9,464
                                                                 ---------------
                                                                          21,457
                                                                 ---------------
                 APPAREL RETAIL (0.6%)
       59,100    Chico's FAS, Inc.*                                        1,558
      162,770    Guess?, Inc.                                              6,413
       39,350    Jos. A. Bank Clothiers, Inc.*(a)                          1,520
                                                                 ---------------
                                                                           9,491
                                                                 ---------------
                 AUTOMOBILE MANUFACTURERS (0.2%)
       79,900    Winnebago Industries, Inc.(a)                             2,562
                                                                 ---------------
                 AUTOMOTIVE RETAIL (1.1%)
      199,900    Advance Auto Parts, Inc.                                  8,236
      282,300    CarMax, Inc.*                                             7,035
       59,600    O'Reilly Automotive, Inc.*                                2,122
                                                                 ---------------
                                                                          17,393
                                                                 ---------------
                 BROADCASTING & CABLE TV (0.7%)
      107,200    CBS Corp. "B"                                             3,406
      294,825    Comcast Corp. "A"*                                        7,860
                                                                 ---------------
                                                                          11,266
                                                                 ---------------
                 CASINOS & GAMING (0.9%)
       72,175    Las Vegas Sands Corp.*                                    6,149
      115,750    MGM Mirage*                                               7,784
                                                                 ---------------
                                                                          13,933
                                                                 ---------------
                 CATALOG RETAIL (0.1%)
       76,500    Coldwater Creek, Inc.*                                    1,583
                                                                 ---------------
                 DEPARTMENT STORES (1.4%)
       35,100    Federated Department Stores, Inc.                         1,542
      113,300    Nordstrom, Inc.                                           6,222
      345,577    Saks, Inc.                                                7,236
       35,125    Sears Holdings Corp.*                                     6,706
                                                                 ---------------
                                                                          21,706
                                                                 ---------------
                 DISTRIBUTORS (0.3%)
       85,100    Genuine Parts Co.                                         4,205
                                                                 ---------------

2

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
                 GENERAL MERCHANDISE STORES (0.6%)
      190,300    Dollar General Corp.                            $         4,063
      171,400    Family Dollar Stores, Inc.                                5,457
                                                                 ---------------
                                                                           9,520
                                                                 ---------------
                 HOME IMPROVEMENT RETAIL (0.3%)
       75,800    Sherwin-Williams Co.                                      4,834
                                                                 ---------------
                 HOMEBUILDING (0.3%)
        5,122    NVR, Inc.*                                                4,220
                                                                 ---------------
                 HOTELS, RESORTS, & CRUISE LINES (1.0%)
      172,200    Carnival Corp.                                            8,419
      174,600    Royal Caribbean Cruises Ltd.                              7,258
                                                                 ---------------
                                                                          15,677
                                                                 ---------------
                 HOUSEHOLD APPLIANCES (1.4%)
      296,400    Stanley Works                                            17,274
       40,500    Whirlpool Corp.                                           4,294
                                                                 ---------------
                                                                          21,568
                                                                 ---------------
                 HOUSEWARES & SPECIALTIES (0.1%)
       29,000    Newell Rubbermaid, Inc.                                     889
                                                                 ---------------
                 INTERNET RETAIL (0.5%)
       68,677    Amazon.com, Inc.*                                         4,212
       57,400    Priceline.com, Inc.*                                      3,194
                                                                 ---------------
                                                                           7,406
                                                                 ---------------
                 MOVIES & ENTERTAINMENT (0.6%)
      335,425    News Corp. "A"                                            7,510
       53,200    Viacom, Inc. "B"*                                         2,195
                                                                 ---------------
                                                                           9,705
                                                                 ---------------
                 PUBLISHING (0.8%)
       82,200    Gannett Co., Inc.                                         4,690
      106,875    McGraw-Hill Companies, Inc.                               7,004
                                                                 ---------------
                                                                          11,694
                                                                 ---------------
                 RESTAURANTS (0.9%)
      109,418    Chipotle Mexican Grill, Inc. "A"*(a)                      7,137
       59,000    RARE Hospitality International, Inc.*                     1,718
      182,622    Tim Hortons, Inc.                                         5,758
                                                                 ---------------
                                                                          14,613
                                                                 ---------------
                 SPECIALIZED CONSUMER SERVICES (0.1%)
       41,700    Steiner Leisure Ltd.*                                     2,022
                                                                 ---------------
                 SPECIALTY STORES (0.2%)
      147,700    Staples, Inc.                                             3,663
                                                                 ---------------
                 Total Consumer Discretionary                            210,521
                                                                 ---------------

                 CONSUMER STAPLES (5.5%)
                 -----------------------
                 DRUG RETAIL (0.7%)
      175,800    CVS Corp.                                                 6,371

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
      118,275    Walgreen Co.                                    $         5,192
                                                                 ---------------
                                                                          11,563
                                                                 ---------------
                 HOUSEHOLD PRODUCTS (0.3%)
       30,200    Colgate-Palmolive Co.                                     2,046
       32,705    Procter & Gamble Co.                                      2,103
                                                                 ---------------
                                                                           4,149
                                                                 ---------------
                 HYPERMARKETS & SUPER CENTERS (0.1%)
       35,335    Wal-Mart Stores, Inc.                                     1,693
                                                                 ---------------
                 PACKAGED FOODS & MEAT (0.5%)
       79,300    ConAgra Foods, Inc.                                       1,949
      162,483    Kraft Foods, Inc. "A"                                     5,439
                                                                 ---------------
                                                                           7,388
                                                                 ---------------
                 SOFT DRINKS (0.2%)
       36,300    PepsiCo, Inc.                                             2,399
                                                                 ---------------
                 TOBACCO (3.7%)
      210,700    Altria Group, Inc.                                       14,521
      167,400    Imperial Tobacco Group plc ADR                           14,632
      121,100    Loews Corp. - Carolina Group                              9,268
      123,600    Reynolds American, Inc.(a)                                7,943
      203,100    UST, Inc.                                                11,512
                                                                 ---------------
                                                                          57,876
                                                                 ---------------
                 Total Consumer Staples                                   85,068
                                                                 ---------------

                 ENERGY (7.3%)
                 -------------
                 COAL & CONSUMABLE FUELS (0.1%)
       30,400    Peabody Energy Corp.                                      1,459
                                                                 ---------------
                 INTEGRATED OIL & GAS (3.7%)
       67,000    BP plc ADR                                                4,510
       49,600    Chevron Corp.                                             3,858
      228,755    ConocoPhillips                                           15,864
       49,575    Exxon Mobil Corp.                                         3,935
      102,685    Marathon Oil Corp.                                       10,428
      110,400    Murphy Oil Corp.                                          6,121
      253,900    Occidental Petroleum Corp.                               12,873
                                                                 ---------------
                                                                          57,589
                                                                 ---------------
                 OIL & GAS DRILLING (0.8%)
       33,600    Atwood Oceanics, Inc.*                                    2,113
      108,055    GlobalSantaFe Corp.                                       6,908
       31,600    Noble Corp.                                               2,661
       10,800    Patterson-UTI Energy, Inc.                                  263
       16,200    TODCO*                                                      737
                                                                 ---------------
                                                                          12,682
                                                                 ---------------
                 OIL & GAS EQUIPMENT & SERVICES (0.9%)
       25,200    Cameron International Corp.*                              1,627
       84,400    Complete Production Services, Inc.*                       2,032
       44,670    Halliburton Co.                                           1,419

4

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
       97,219    National-Oilwell Varco, Inc.*                   $         8,249
                                                                 ---------------
                                                                          13,327
                                                                 ---------------
                 OIL & GAS EXPLORATION & PRODUCTION (1.4%)
       77,300    Noble Energy, Inc.                                        4,546
      173,763    Southwestern Energy Co.*                                  7,298
       56,200    Woodside Petroleum Ltd. ADR(a)                            1,853
      129,874    XTO Energy, Inc.                                          7,049
                                                                 ---------------
                                                                          20,746
                                                                 ---------------
                 OIL & GAS REFINING & MARKETING (0.2%)
       32,230    Sunoco, Inc.                                              2,434
                                                                 ---------------
                 OIL & GAS STORAGE & TRANSPORTATION (0.2%)
      171,300    El Paso Corp.                                             2,569
       40,405    Williams Companies, Inc.                                  1,192
                                                                 ---------------
                                                                           3,761
                                                                 ---------------
                 Total Energy                                            111,998
                                                                 ---------------

                 FINANCIALS (21.5%)
                 ------------------
                 ASSET MANAGEMENT & CUSTODY BANKS (3.6%)
       28,800    Affiliated Managers Group, Inc.*                          3,388
       55,040    BlackRock, Inc. "A"                                       8,239
      166,014    Cohen & Steers, Inc.(a)                                   8,518
       86,949    Franklin Resources, Inc.                                 11,417
      170,265    Nuveen Investments, Inc. "A"                              9,075
       96,900    State Street Corp.                                        6,674
      176,085    T. Rowe Price Group, Inc.                                 8,748
                                                                 ---------------
                                                                          56,059
                                                                 ---------------
                 CONSUMER FINANCE (1.7%)
       41,900    American Express Co.                                      2,542
       98,500    Capital One Financial Corp.                               7,315
       80,450    First Marblehead Corp.(a)                                 2,916
      241,600    SLM Corp.                                                13,005
                                                                 ---------------
                                                                          25,778
                                                                 ---------------
                 DIVERSIFIED BANKS (0.6%)
      234,200    Wells Fargo & Co.                                         8,406
                                                                 ---------------
                 DIVERSIFIED CAPITAL MARKETS (0.2%)
       42,100    UBS AG                                                    2,732
                                                                 ---------------
                 INSURANCE BROKERS (0.5%)
      191,400    Willis Group Holdings Ltd.                                7,851
                                                                 ---------------
                 INVESTMENT BANKING & BROKERAGE (2.1%)
      276,795    Charles Schwab Corp.                                      5,292
       98,400    E*TRADE Financial Corp.*                                  2,173
       62,275    Goldman Sachs Group, Inc.                                13,614
       50,100    Merrill Lynch & Co., Inc.                                 4,520
       84,998    Morgan Stanley                                            7,141
                                                                 ---------------
                                                                          32,740
                                                                 ---------------

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
                 MULTI-LINE INSURANCE (1.3%)
      189,270    American International Group, Inc.              $        13,232
       72,500    Hartford Financial Services Group, Inc.                   7,337
                                                                 ---------------
                                                                          20,569
                                                                 ---------------
                 OTHER DIVERSIFIED FINANCIAL SERVICES (2.4%)
      288,888    Bank of America Corp.                                    14,704
      345,724    Citigroup, Inc.                                          18,538
       83,900    JPMorgan Chase & Co.                                      4,371
                                                                 ---------------
                                                                          37,613
                                                                 ---------------
                 PROPERTY & CASUALTY INSURANCE (2.0%)
       51,975    ACE Ltd.                                                  3,090
      158,400    Allstate Corp.                                            9,872
      176,100    Axis Capital Holdings Ltd.                                6,533
       81,100    W.R. Berkley Corp.                                        2,635
      103,600    XL Capital Ltd. "A"(a)                                    8,079
                                                                 ---------------
                                                                          30,209
                                                                 ---------------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT (1.3%)
      376,950    CB Richard Ellis Group, Inc. "A"*                        12,760
       66,090    Jones Lang LaSalle, Inc.                                  7,104
                                                                 ---------------
                                                                          19,864
                                                                 ---------------
                 REGIONAL BANKS (0.8%)
      100,700    PNC Financial Services Group, Inc.                        7,462
      241,400    South Financial Group, Inc.                               5,463
                                                                 ---------------
                                                                          12,925
                                                                 ---------------
                 REITS - INDUSTRIAL (0.3%)
      109,100    First Industrial Realty Trust, Inc.(a)                    4,778
                                                                 ---------------
                 REITS - MORTGAGE (0.4%)
      362,900    Annaly Capital Management, Inc.                           5,774
                                                                 ---------------
                 REITS - OFFICE (0.3%)
      424,000    American Financial Realty Trust                           4,494
                                                                 ---------------
                 REITS - RETAIL (0.1%)
       14,600    Simon Property Group, Inc.                                1,683
                                                                 ---------------
                 SPECIALIZED FINANCE (2.0%)
       20,200    Chicago Mercantile Exchange Holdings, Inc.(a)            10,438
       51,390    InterContinental Exchange, Inc.*                          6,527
      117,504    Moody's Corp.                                             7,769
       34,100    NASDAQ Stock Market, Inc.*                                1,110
       60,425    NYSE Euronext*                                            5,096
                                                                 ---------------
                                                                          30,940
                                                                 ---------------
                 THRIFTS & MORTGAGE FINANCE (1.9%)
       13,700    IndyMac Bancorp, Inc.(a)                                    414
       90,300    MGIC Investment Corp.(a)                                  5,564
      213,400    New York Community Bancorp, Inc.                          3,726
      366,460    People's United Financial, Inc.(a)                        7,296
      127,100    Radian Group, Inc.                                        7,386

6

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
      111,800    Washington Mutual, Inc.(a)                      $         4,693
                                                                 ---------------
                                                                          29,079
                                                                 ---------------
                 Total Financials                                        331,494
                                                                 ---------------

                 HEALTH CARE (14.4%)
                 -------------------
                 BIOTECHNOLOGY (1.7%)
       16,600    Amgen, Inc.*                                              1,065
      136,925    Celgene Corp.*                                            8,374
       29,400    Cephalon, Inc.*                                           2,340
       17,050    Genentech, Inc.*                                          1,364
       52,100    Genzyme Corp.*                                            3,403
      125,425    Gilead Sciences, Inc.*                                   10,250
                                                                 ---------------
                                                                          26,796
                                                                 ---------------
                 HEALTH CARE DISTRIBUTORS (0.2%)
       21,800    Cardinal Health, Inc.                                     1,525
       47,000    Patterson Companies, Inc.*                                1,695
                                                                 ---------------
                                                                           3,220
                                                                 ---------------
                 HEALTH CARE EQUIPMENT (2.1%)
      189,700    Baxter International, Inc.                               10,743
      135,200    Hillenbrand Industries, Inc.                              8,267
       69,670    Medtronic, Inc.                                           3,688
      139,877    Stryker Corp.                                             9,083
                                                                 ---------------
                                                                          31,781
                                                                 ---------------
                 HEALTH CARE FACILITIES (1.0%)
      205,900    HEALTHSOUTH Corp.*(a)                                     4,324
      199,300    Service Corp. International                               2,422
      176,900    Triad Hospitals, Inc.*                                    9,400
                                                                 ---------------
                                                                          16,146
                                                                 ---------------
                 HEALTH CARE SERVICES (1.3%)
       51,233    Amedisys, Inc.*                                           1,606
       15,500    Express Scripts, Inc.*                                    1,481
       69,878    Medco Health Solutions, Inc.*                             5,452
      210,500    Omnicare, Inc.                                            6,982
       99,100    Quest Diagnostics, Inc.(a)                                4,845
                                                                 ---------------
                                                                          20,366
                                                                 ---------------
                 LIFE SCIENCES TOOLS & SERVICES (1.3%)
       31,800    Invitrogen Corp.*                                         2,082
      172,860    Thermo Fisher Scientific, Inc.*                           8,999
      137,195    Waters Corp.*                                             8,154
                                                                 ---------------
                                                                          19,235
                                                                 ---------------
                 MANAGED HEALTH CARE (2.7%)
      234,300    Coventry Health Care, Inc.*                              13,549
       56,400    Health Net, Inc.*                                         3,049
      171,800    UnitedHealth Group, Inc.                                  9,116
      205,848    WellPoint, Inc.*                                         16,256
                                                                 ---------------
                                                                          41,970
                                                                 ---------------

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
                 PHARMACEUTICALS (4.1%)
       32,965    Abbott Laboratories                             $         1,866
       30,900    Barr Pharmaceuticals, Inc.*                               1,494
      347,300    Bristol-Myers Squibb Co.                                 10,023
       23,515    Eisai Co. Ltd. ADR                                        1,124
       90,325    Eli Lilly and Co.                                         5,341
      150,660    Merck & Co., Inc.                                         7,750
      455,500    Pfizer, Inc.                                             12,053
       41,525    Sanofi-Aventis ADR                                        1,904
       87,505    Schering-Plough Corp.                                     2,777
      223,300    Valeant Pharmaceuticals International                     4,024
      257,909    Wyeth                                                    14,314
                                                                 ---------------
                                                                          62,670
                                                                 ---------------
                 Total Health Care                                       222,184
                                                                 ---------------

                 INDUSTRIALS (10.4%)
                 -------------------
                 AEROSPACE & DEFENSE (3.9%)
       20,995    Boeing Co.                                                1,953
       26,400    General Dynamics Corp.                                    2,072
      156,200    Goodrich Corp.                                            8,878
      176,200    Honeywell International, Inc.                             9,547
      146,600    L-3 Communications Holdings, Inc.                        13,184
      158,479    Precision Castparts Corp.                                16,499
      100,642    Rockwell Collins, Inc.                                    6,609
       29,500    United Technologies Corp.                                 1,980
                                                                 ---------------
                                                                          60,722
                                                                 ---------------
                 AIR FREIGHT & LOGISTICS (0.2%)
       53,700    Hub Group, Inc. "A"*                                      1,933
       13,145    United Parcel Service, Inc. "B"                             926
                                                                 ---------------
                                                                           2,859
                                                                 ---------------
                 COMMERCIAL PRINTING (0.4%)
      178,800    Idearc, Inc.                                              6,213
                                                                 ---------------
                 CONSTRUCTION & ENGINEERING (0.2%)
       19,615    Fluor Corp.                                               1,876
       38,200    Quanta Services, Inc.*                                    1,050
                                                                 ---------------
                                                                           2,926
                                                                 ---------------
                 CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.4%)
       52,170    Caterpillar, Inc.                                         3,789
       60,137    Deere & Co.                                               6,579
       36,600    Joy Global, Inc.                                          1,853
       48,300    Oshkosh Truck Corp.                                       2,702
       51,167    PACCAR, Inc.                                              4,297
       33,700    Terex Corp.*                                              2,623
                                                                 ---------------
                                                                          21,843
                                                                 ---------------
                 ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
      144,200    Emerson Electric Co.                                      6,776
       44,800    Thomas & Betts Corp.*                                     2,441
                                                                 ---------------
                                                                           9,217
                                                                 ---------------

8

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
                 HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
       29,800    Manpower, Inc.                                  $         2,391
                                                                 ---------------
                 INDUSTRIAL CONGLOMERATES (0.5%)
       53,200    3M Co.                                                    4,403
      102,305    General Electric Co.                                      3,771
                                                                 ---------------
                                                                           8,174
                                                                 ---------------
                 INDUSTRIAL MACHINERY (1.9%)
      133,600    Briggs & Stratton Corp.(a)                                3,964
       43,760    Danaher Corp.                                             3,115
       52,815    Dover Corp.                                               2,542
       68,500    Graco, Inc.                                               2,706
      211,600    Illinois Tool Works, Inc.                                10,857
      102,900    ITT Industries, Inc.                                      6,566
                                                                 ---------------
                                                                          29,750
                                                                 ---------------
                 OFFICE SERVICES & SUPPLIES (0.1%)
       37,500    Herman Miller, Inc.                                       1,290
                                                                 ---------------
                 RAILROADS (0.6%)
       96,100    Burlington Northern Santa Fe Corp.                        8,413
                                                                 ---------------
                 TRUCKING (0.4%)
      120,700    Ryder System, Inc.                                        6,354
                                                                 ---------------
                 Total Industrials                                       160,152
                                                                 ---------------

                 INFORMATION TECHNOLOGY (16.1%)
                 ------------------------------
                 APPLICATION SOFTWARE (0.9%)
      125,300    Adobe Systems, Inc.*                                      5,207
      216,565    Autodesk, Inc.*                                           8,938
                                                                 ---------------
                                                                          14,145
                                                                 ---------------
                 COMMUNICATIONS EQUIPMENT (3.8%)
      458,439    Cisco Systems, Inc.*                                     12,259
      497,040    Corning, Inc.*                                           11,790
      113,400    Foundry Networks, Inc.*                                   1,715
      139,704    Harris Corp.                                              7,174
      329,600    Nokia Corp. ADR*                                          8,322
      202,742    QUALCOMM, Inc.                                            8,880
       69,975    Research In Motion Ltd.*                                  9,207
                                                                 ---------------
                                                                          59,347
                                                                 ---------------
                 COMPUTER HARDWARE (1.2%)
      169,710    Apple, Inc.*                                             16,937
       34,100    Hewlett-Packard Co.                                       1,437
                                                                 ---------------
                                                                          18,374
                                                                 ---------------
                 COMPUTER STORAGE & PERIPHERALS (1.2%)
       83,900    Brocade Communications Systems, Inc.*                       820
      288,050    EMC Corp.*                                                4,373
      317,750    Network Appliance, Inc.*                                 11,823
      131,700    QLogic Corp.*                                             2,355
                                                                 ---------------
                                                                          19,371
                                                                 ---------------

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
                 DATA PROCESSING & OUTSOURCED SERVICES (2.5%)
      231,350    Alliance Data Systems Corp.*                    $        14,728
       25,310    Automatic Data Processing, Inc.                           1,133
       19,700    DST Systems, Inc.*                                        1,537
      116,616    Fidelity National Information Services, Inc.              5,893
      133,225    MasterCard, Inc. "A"(a)                                  14,878
                                                                 ---------------
                                                                          38,169
                                                                 ---------------
                 ELECTRONIC EQUIPMENT MANUFACTURERS (0.7%)
      324,700    Amphenol Corp. "A"                                       11,400
                                                                 ---------------
                 ELECTRONIC MANUFACTURING SERVICES (0.2%)
      125,000    Benchmark Electronics, Inc.*                              2,648
                                                                 ---------------
                 INTERNET SOFTWARE & SERVICES (2.1%)
      104,021    Akamai Technologies, Inc.*                                4,585
      235,020    eBay, Inc.*                                               7,977
       41,350    Google, Inc. "A"*                                        19,491
                                                                 ---------------
                                                                          32,053
                                                                 ---------------
                 IT CONSULTING & OTHER SERVICES (1.0%)
      110,915    Accenture Ltd. "A"                                        4,337
      124,431    Cognizant Technology Solutions Corp. "A"*                11,124
                                                                 ---------------
                                                                          15,461
                                                                 ---------------
                 SEMICONDUCTOR EQUIPMENT (1.0%)
      166,270    LAM Research Corp.*                                       8,942
       99,934    MEMC Electronic Materials, Inc.*                          5,485
       21,750    Varian Semiconductor Equipment Associates, Inc.*          1,443
                                                                 ---------------
                                                                          15,870
                                                                 ---------------
                 SEMICONDUCTORS (1.0%)
       44,000    Altera Corp.*                                               992
      141,500    Maxim Integrated Products, Inc.                           4,488
      301,875    NVIDIA Corp.*                                             9,929
                                                                 ---------------
                                                                          15,409
                                                                 ---------------
                 SYSTEMS SOFTWARE (0.2%)
       84,610    Microsoft Corp.                                           2,533
                                                                 ---------------
                 TECHNOLOGY DISTRIBUTORS (0.3%)
      119,700    Tech Data Corp.*                                          4,254
                                                                 ---------------
                 Total Information Technology                            249,034
                                                                 ---------------

                 MATERIALS (3.1%)
                 ----------------
                 DIVERSIFIED CHEMICALS (0.4%)
      135,600    E.I. du Pont de Nemours & Co.                             6,668
                                                                 ---------------
                 DIVERSIFIED METALS & MINING (0.7%)
      166,204    Freeport-McMoRan Copper & Gold, Inc. "B"                 11,162
                                                                 ---------------
                 FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
      150,907    Monsanto Co.                                              8,902
                                                                 ---------------

10

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
                 STEEL (1.4%)
       74,935    Allegheny Technologies, Inc.                    $         8,211
      138,740    Companhia Vale do Rio Doce ADR                            5,634
      106,785    Nucor Corp.                                               6,777
                                                                 ---------------
                                                                          20,622
                                                                 ---------------
                 Total Materials                                          47,354
                                                                 ---------------

                 TELECOMMUNICATION SERVICES (1.6%)
                 ---------------------------------
                 INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
      304,410    AT&T, Inc.                                               11,787
      351,800    Verizon Communications, Inc.                             13,432
                                                                 ---------------
                                                                          25,219
                                                                 ---------------
                 Total Telecommunication Services                         25,219
                                                                 ---------------

                 UTILITIES (4.5%)
                 ----------------
                 ELECTRIC UTILITIES (1.9%)
      164,355    American Electric Power Co., Inc.                         8,254
      122,700    Entergy Corp.                                            13,882
      140,100    Pinnacle West Capital Corp.                               6,766
                                                                 ---------------
                                                                          28,902
                                                                 ---------------
                 GAS UTILITIES (0.2%)
      156,650    Spectra Energy Corp.                                      4,088
                                                                 ---------------
                 MULTI-UTILITIES (2.4%)
      169,700    CenterPoint Energy, Inc.                                  3,195
      114,985    Dominion Resources, Inc.                                 10,487
      313,300    Duke Energy Corp.                                         6,429
      286,900    MDU Resources Group, Inc.                                 8,693
      327,400    Xcel Energy, Inc.                                         7,887
                                                                 ---------------
                                                                          36,691
                                                                 ---------------
                 Total Utilities                                          69,681
                                                                 ---------------
                 Total Common Stocks (cost: $1,271,498)                1,512,705
                                                                 ---------------

                 EXCHANGE-TRADED FUNDS (0.3%)
       26,000    MidCap SPDR Trust Series 1(a) (cost: $3,313)              4,130
                                                                 ---------------
                 Total Equity Securities
                 (cost: $1,274,811)                                    1,516,835
                                                                 ---------------


                 MONEY MARKET INSTRUMENTS (1.6%)

                 MONEY MARKET FUNDS (1.6%)
   24,743,454    SSgA Prime Money Market Fund, 5.16% (b)
                 (cost:  $24,743)                                         24,743
                                                                 ---------------

P O R T F O L I O
=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------


                 SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (5.6%)

                 MONEY MARKET FUNDS (0.0%)
      725,534    AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 5.24%(b)                             $           726
                                                                 ---------------

    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)    SECURITY                                                  (000)
 -------------------------------------------------------------------------------

                 CORPORATE OBLIGATIONS (1.3%)
   $   20,000    Bank of America N.A., Notes, 5.36%(c),
                 2/08/2008                                                20,005
                                                                 ---------------

                 REPURCHASE AGREEMENTS (4.3%)
       18,000    Credit Suisse First Boston LLC, 5.23%, acquired
                   on 4/30/2007 and due 5/01/2007 at $18,000
                   (collateralized by $7,740 of Freddie Mac
                   Notes(d), 6.00%, due 3/02/2022 and $10,605
                   of Fannie Mae Notes(d), 5.25%, due 3/26/2010;
                   combined market value of $18,362)                      18,000
       17,000    Deutsche Bank Securities, Inc., 5.22%, acquired
                   on 4/30/2007 and due 5/01/2007 at $17,000
                   (collateralized by $16,850 of Federal Home
                   Loan Bank Bonds(d), 4.40%-5.50%, due
                   3/24/2011-8/15/2016; combined market value
                   of $17,345)                                            17,000
       23,000    Merrill Lynch Government Securities, Inc.,
                   5.20%, acquired on 4/30/2007 and due 5/01/2007
                   at $23,000 (collateralized by $23,455 of U.S.
                   Treasury Notes, 4.50%, due 3/31/2009; market
                   value $23,463)                                         23,000
        8,000    Morgan Stanley & Co., Inc., 5.22%, acquired on
                   4/30/2007 and due 5/01/2007 at $8,000
                   (collateralized by $8,575 of Freddie Mac
                   Discount Notes(d), 5.12%(e), due 4/18/2008;
                   market value $8,164)                                    8,000
                                                                 ---------------
                 Total Repurchase Agreements                              66,000
                                                                 ---------------
                 Total Short-term Investments Purchased With
                 Cash Collateral From Securities Loaned
                 (cost: $86,726)                                          86,731
                                                                 ---------------


                    TOTAL INVESTMENTS (COST: $1,386,280)         $     1,628,309
                                                                 ===============

                                                                              12
  N O T E S
==============-----------------------------------------------------------------
                to Portfolio of INVESTMENTS


USAA GROWTH & INCOME FUND
APRIL 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities

                                                                              13
  N O T E S
==============-----------------------------------------------------------------
                to Portfolio of INVESTMENTS
                (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2007 (UNAUDITED)


may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

14

  N O T E S
==============-----------------------------------------------------------------
                to Portfolio of INVESTMENTS
                (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2007 (UNAUDITED)


B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2007, was approximately $82,130,000. This amount excludes $727,000 of securities which were sold prior to April 30, 2007.

D. As of April 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2007, were $255,082,000 and $13,053,000, respectively, resulting in net unrealized appreciation of $242,029,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,543,680,000 at April 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

                                                                              15
  N O T E S
==============-----------------------------------------------------------------
                to Portfolio of INVESTMENTS
                (continued)

USAA GROWTH & INCOME FUND
APRIL 30, 2007 (UNAUDITED)


F. ADR-American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

G. SPDR-Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange(AMEX).


SPECIFIC NOTES

(a)  The security or a portion thereof was out on loan as of April 30, 2007.
(b) Rate represents the money market fund annualized seven-day yield at April 30, 2007.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2007.
(d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(e) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*    Non-income-producing security for the 12 months preceding April 30, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    JUNE 22, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    JUNE 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    JUNE 25, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.